Accounts Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net consisted of the following:

	June 30, 2026	June 30, 2025

Accounts receivables	$52,245	$479,772
Less: allowance for credit losses	(46,301)	(19,500)
Accounts receivables, net	$5,944	$460,272

Schedule of Allowance for Credit Loss	The movement of allowance for credit loss is as follows:
	June 30, 2026	June 30, 2025

Balance at beginning of the year	$19,500	$—
Addition	26,801	19,500
Balance at end of the year	$46,301	$19,500